RELATED PARTY TRANSACTIONS- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 3,322	$ 2,957
Non-executive directors' fees	331	312
Non-executive directors' deferred share units	(659)	(362)
Share-based payments	2,510	2,974
Key management personnel compensation	$ 5,504	$ 5,881